STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net loss	$ (11,428)	$ (32,376)	$ (38,204)
Other comprehensive income
Total comprehensive loss	(11,428)	(32,376)	(38,204)
Comprehensive income attributable to the non-controlling interests
Comprehensive loss attributable to BluePhoenix Shareholders	$ (11,428)	$ (32,376)	$ (38,204)